real estate joint ventures and investments in associates - Summarized financial information (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and temporary investments, net	$ 864	$ 974	$ 723
Total	6,313	6,092
Non-current assets
Other	2,493	2,203
Total	49,823	47,977
Assets	56,136	54,069
Current liabilities
Accounts payable and accrued liabilities	3,391	3,952
Total	9,478	8,286
Liabilities	38,834	36,411
Owners' equity
TELUS	16,112	16,569
Other partners	1,190	1,089
Total	17,302	17,658	$ 16,059
Total	56,136	54,069
Real estate joint ventures
Real estate joint ventures
Promissory notes issued to the joint ventures	80
Current assets
Cash and temporary investments, net	5	8
Other	29	27
Total	34	35
Non-current assets
Investment property	326	330
Investment property under development	81
Other	10	10
Total	417	340
Assets	451	375
Current liabilities
Accounts payable and accrued liabilities	8	18
Construction credit facilities	282	342
Total	290	360
Owners' equity
TELUS	108	5
Other partners	53	10
Total	161	15
Total	$ 451	$ 375